CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities	¥ 2,993,814	¥ 4,471,831
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	887,617,391	880,659,899
Ordinary shares, shares outstanding (in shares)	887,581,334	880,659,899
VIEs
Current liabilities | ¥	¥ 371,474	¥ 261,226
Class A ordinary shares
Ordinary shares, shares issued (in shares)	846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	846,807,530	839,850,038
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861